INVESTMENT IN AFFILIATED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Other payables and accrued expenses	$ 16,580	$ 15,062
Mail Vision Affiliated Company [Member]
Other payables and accrued expenses	$ 0	$ 492